Pay vs Performance Disclosure pure in Millions		12 Months Ended
		Jan. 29, 2023 USD ($)	Jan. 29, 2022 USD ($)	Jan. 29, 2021 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

This disclosure has been prepared in accordance with the SEC’s pay versus performance rules in Item 402(v) of Regulation S-K under the 1934 Act (“Item 402(v)”) and does not necessarily reflect value actually realized by the NEOs. The following tables and related disclosures provide information about (i) the total compensation (“SCT Total”) of our principal executive officer (“PEO”) and our non-PEO NEOs (collectively, the “Other NEOs”) as presented in the Summary Compensation Table on page 37, (ii) the “compensation actually paid” (“CAP”) to our PEO and our Other NEOs, as calculated pursuant to Item 402(v), (iii) certain financial performance measures used by the Company when making compensation decisions, and (iv) the relationship of the CAP to those financial performance measures.

Year(1)	Summary Compensation Total for PEO ($)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)(2)	Value of Initial Fixed $100 Investment Based On:		Net Income ($M)	Company Selected Measure: Adjusted EBITDA ($M)(4)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(3)
2023	3,204,682	(2,926,332)	2,411,309	182,775	229	118	28.2	60.4
2022	1,640,096	(961,134)	1,798,217	1,123,546	445	122	45.9	55.5
2021	2,610,303	13,954,746	1,897,737	6,720,312	498	139	14.7	28.3

(1)     The Principal Executive Officer (“PEO”) in all three reporting years is our CEO, Shawn Nelson. The Non-PEO NEOs for fiscal years 2023 and 2022 are Jack Krause, Mary Fox, and Donna Dellomo. The Non-PEO NEOs for fiscal year 2021 are Jack Krause and Donna Dellomo.

(2)     “Compensation actually paid” amounts to our CEO and NEOs in each of 2023, 2022, and 2021, reflect the respective Summary Compensation Total with adjustments shown below as determined pursuant to SEC rules.

”SCT” — Summary Compensation Table; “CAP”— Compensation Actually Paid; “EOY” — End of Year; “BOY” — Beginning of Year

Equity valuations above are as follows: Stock option fair values are calculated based on a Monte Carlo simulation as of each measurement date. Performance-based restricted stock fair values are calculated assuming target performance on the grant date. Subsequent valuations reflected probable outcomes at each measurement date and the actual outcome when vested. All time-vested restricted stock fair values are determined based on the valuation assumptions at the time of the grant.

(3)     Reflects the total shareholder return indexed to $100 per share for the Russell 2000 Index.

(4)     Adjusted EBITDA is a non-GAAP measure. For a discussion of this measure and for a reconciliation to the most directly comparable GAAP measure, see “Reconciliation of Non-GAAP Financial Measures” in Appendix A of this Proxy Statement.

Named Executive Officers, Footnote [Text Block]		The Principal Executive Officer (“PEO”) in all three reporting years is our CEO, Shawn Nelson. The Non-PEO NEOs for fiscal years 2023 and 2022 are Jack Krause, Mary Fox, and Donna Dellomo. The Non-PEO NEOs for fiscal year 2021 are Jack Krause and Donna Dellomo.
Changed Peer Group, Footnote [Text Block]		“Compensation actually paid” amounts to our CEO and NEOs in each of 2023, 2022, and 2021, reflect the respective Summary Compensation Total with adjustments shown below as determined pursuant to SEC rules.
PEO Total Compensation Amount	[1]	$ 3,204,682	$ 1,640,096	$ 2,610,303
PEO Actually Paid Compensation Amount	[1],[2]	$ (2,926,332)	(961,134)	13,954,746
Adjustment To PEO Compensation, Footnote [Text Block]
Year	SCT Total ($)	Minus SCT Change in Pension Value ($)	Plus Pension Value Service Cost ($)	Minus SCT Equity ($)	Plus (Minus) EOY Fair Value of Equity Awards Granted During Fiscal Year that are Outstanding and Unvested at EOY ($)	Plus (Minus) Change from BOY to EOY in Fair Value of Awards Granted in Any Prior Fiscal Year that are Outstanding and Unvested at EOY ($)	Plus Fair Value at Vesting Date of Awards Granted and Vested During the Fiscal Year ($)	Plus (Minus) Change in Fair Value from BOY to Vesting Date of Awards Granted in Any Prior Fiscal Year that Vested During the Fiscal Year ($)	Minus Fair Value at BOY of Awards Granted in Prior Year that were Forfeited During the Fiscal Year ($)	Plus Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Calculated CAP ($)
PEO
2023	3,204,682	0	0	2,472,858	1,362,906	(494,398)	0	(4,526,664)	0	0	(2,926,332)
2022	1,640,096	0	0	732,744	441,972	(2,832,849)	0	522,391	0	0	(961,134)
2021	2,610,303	0	0	1,849,542	3,823,574	8,807,809	527,971	34,631	0	0	13,954,746
Average Non-PEO NEOs
2023	2,411,938	0	0	1,579,290	870,419	(346,322)	0	(1,173,341)	0	0	183,404
2022	1,798,217	0	0	884,257	538,217	(606,465)	0	277,834	0	0	1,123,546
2021	1,897,737	0	0	1,160,146	3,029,668	2,417,441	511,489	24,123	0	0	6,720,312

Non-PEO NEO Average Total Compensation Amount	[1]	$ 2,411,309	1,798,217	1,897,737
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2]	$ 182,775	1,123,546	6,720,312
Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]

Financial Performance Measures

As described in detail in the “Compensation Discussion and Analysis,” the Company’s executive compensation program consists of several compensation elements reflecting the Company’s pay for performance philosophy, including equity compensation. The most important financial performance measures used to link compensation actually paid to the Company’s named executive officers with the Company’s performance for fiscal 2023 are as follows:

▪       Adjusted EBITDA; and

▪       Net sales.

Total Shareholder Return Amount	[1]	$ 229	445	498
Peer Group Total Shareholder Return Amount	[1],[3]	118	122	139
Net Income (Loss)	[1]	$ 28,200,000	$ 45,900,000	$ 14,700,000
Company Selected Measure Amount	[1],[4]	60.4	55.5	28.3
PEO Name		Shawn Nelson
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted EBITDA;
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Net sales.
PEO [Member] | SCT Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 3,204,682	$ 1,640,096	$ 2,610,303
PEO [Member] | Minus SCT Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
PEO [Member] | Plus Pension Value Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
PEO [Member] | Minus SCT Equity [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,472,858	732,744	1,849,542
PEO [Member] | Plus (Minus) EOY Fair Value of Equity Awards Granted During Fiscal Year that are Outstanding and Unvested at EOY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,362,906	441,972	3,823,574
PEO [Member] | Plus (Minus) Change from BOY to EOY in Fair Value of Awards Granted in Any Prior Fiscal Year that are Outstanding and Unvested at EOY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(494,398)	(2,832,849)	8,807,809
PEO [Member] | Plus Fair Value at Vesting Date of Awards Granted and Vested During the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	527,971
PEO [Member] | Plus (Minus) Change in Fair Value from BOY to Vesting Date of Awards Granted in Any Prior Fiscal Year that Vested During the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(4,526,664)	522,391	34,631
PEO [Member] | Minus Fair Value at BOY of Awards Granted in Prior Year that were Forfeited During the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
PEO [Member] | Plus Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
PEO [Member] | Calculated CAP [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(2,926,332)	(961,134)	13,954,746
Non-PEO NEOs [Member] | SCT Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,411,938	1,798,217	1,897,737
Non-PEO NEOs [Member] | Minus SCT Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
Non-PEO NEOs [Member] | Plus Pension Value Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
Non-PEO NEOs [Member] | Minus SCT Equity [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,579,290	884,257	1,160,146
Non-PEO NEOs [Member] | Plus (Minus) EOY Fair Value of Equity Awards Granted During Fiscal Year that are Outstanding and Unvested at EOY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		870,419	538,217	3,029,668
Non-PEO NEOs [Member] | Plus (Minus) Change from BOY to EOY in Fair Value of Awards Granted in Any Prior Fiscal Year that are Outstanding and Unvested at EOY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(346,322)	(606,465)	2,417,441
Non-PEO NEOs [Member] | Plus Fair Value at Vesting Date of Awards Granted and Vested During the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	511,489
Non-PEO NEOs [Member] | Plus (Minus) Change in Fair Value from BOY to Vesting Date of Awards Granted in Any Prior Fiscal Year that Vested During the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,173,341)	277,834	24,123
Non-PEO NEOs [Member] | Minus Fair Value at BOY of Awards Granted in Prior Year that were Forfeited During the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
Non-PEO NEOs [Member] | Plus Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
Non-PEO NEOs [Member] | Calculated CAP [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 183,404	$ 1,123,546	$ 6,720,312

[1]	The Principal Executive Officer (“PEO”) in all three reporting years is our CEO, Shawn Nelson. The Non-PEO NEOs for fiscal years 2023 and 2022 are Jack Krause, Mary Fox, and Donna Dellomo. The Non-PEO NEOs for fiscal year 2021 are Jack Krause and Donna Dellomo.
[2]	Compensation actually paid” amounts to our CEO and NEOs in each of 2023, 2022, and 2021, reflect the respective Summary Compensation Total with adjustments shown below as determined pursuant to SEC rules.

”SCT” — Summary Compensation Table; “CAP”— Compensation Actually Paid; “EOY” — End of Year; “BOY” — Beginning of Year

Equity valuations above are as follows: Stock option fair values are calculated based on a Monte Carlo simulation as of each measurement date. Performance-based restricted stock fair values are calculated assuming target performance on the grant date. Subsequent valuations reflected probable outcomes at each measurement date and the actual outcome when vested. All time-vested restricted stock fair values are determined based on the valuation assumptions at the time of the grant.

[3]	Reflects the total shareholder return indexed to $100 per share for the Russell 2000 Index.
[4]	Adjusted EBITDA is a non-GAAP measure. For a discussion of this measure and for a reconciliation to the most directly comparable GAAP measure, see “Reconciliation of Non-GAAP Financial Measures” in Appendix A of this Proxy Statement.